Tax - Schedule of Income Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of income tax [Abstract]
Tax (expense) credit attributable to policyholders	£ (219)	£ (137)		£ 30
Shareholder tax expense	(1,685)	(1,357)		(2,015)
Tax expense	£ (1,904)	£ (1,494)	[1]	£ (1,985)	[1]

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.